Inventories (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Cost of inventories recognized as an expense	£ 4,074	£ 4,196	£ 3,970
Inventory write-down	177	178	118
Reversals of prior year write-downs of inventories	£ 90	£ 74	£ 40